Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Fair Value Measurements
FAIR VALUE MEASUREMENTS

The disclosures in this note apply to all Registrants except AEPTCo unless indicated otherwise.

Fair Value Measurements of Long-term Debt (Applies to all Registrants)

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities classified as Level 2 measurement inputs.  These instruments are not marked-to-market.  The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange.

The book values and fair values of Long-term Debt are summarized in the following table:

	December 31,
	2018		2017
Company	Book Value	Fair Value	Book Value	Fair Value
	(in millions)
AEP	$23,346.7	$24,093.9	$21,173.3	$23,649.6
AEP Texas	3,881.3	3,964.6	3,649.3	3,964.8
AEPTCo	2,823.0	2,782.4	2,550.4	2,782.9
APCo	4,062.6	4,473.3	3,980.1	4,782.6
I&M	3,035.4	3,070.2	2,745.1	3,014.7
OPCo	1,716.6	1,919.7	1,719.3	2,064.3
PSO	1,287.0	1,361.9	1,286.5	1,457.1
SWEPCo	2,713.4	2,670.2	2,441.9	2,645.9

Fair Value Measurements of Other Temporary Investments (Applies to AEP)

Other Temporary Investments include marketable securities that management intends to hold for less than one year and investments by AEP’s protected cell of EIS.  See “Other Temporary Investments” section of Note 1 for additional information.

The following is a summary of Other Temporary Investments:

	December 31, 2018
		Gross	Gross
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash and Other Cash Deposits (a)	$230.6	$—	$—	$230.6
Fixed Income Securities – Mutual Funds (b)	106.6	—	(2.3)	104.3
Equity Securities – Mutual Funds	17.8	16.4	—	34.2
Total Other Temporary Investments	$355.0	$16.4	$(2.3)	$369.1

	December 31, 2017
		Gross	Gross
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash and Other Cash Deposits (a)	$220.1	$—	$—	$220.1
Fixed Income Securities – Mutual Funds (b)	104.3	—	(1.4)	102.9
Equity Securities – Mutual Funds	17.0	19.7	—	36.7
Total Other Temporary Investments	$341.4	$19.7	$(1.4)	$359.7

(a)	Primarily represents amounts held for the repayment of debt.

(b)	Primarily short and intermediate maturities which may be sold and do not contain maturity dates.
The following table provides the activity for fixed income and equity securities within Other Temporary Investments:

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Proceeds from Investment Sales	$—	$—	$—
Purchases of Investments	3.1	14.2	2.3
Gross Realized Gains on Investment Sales	—	—	—
Gross Realized Losses on Investment Sales	—	—	—

For details of the reasons for changes in Securities Available for Sale included in Accumulated Other Comprehensive Income (Loss) for the years ended December 31, 2018, 2017 and 2016, see Note 3 - Comprehensive Income.

Fair Value Measurements of Trust Assets for Decommissioning and Spent Nuclear Fuel Disposal (Applies to AEP and I&M)

Securities held in trust funds for decommissioning nuclear facilities and for the disposal of SNF are recorded at fair value.  See “Nuclear Trust Funds” section of Note 1.

The following is a summary of nuclear trust fund investments:

	December 31,
	2018			2017
		Gross	Other-Than-		Gross	Other-Than-
	Fair	Unrealized	Temporary	Fair	Unrealized	Temporary
	Value	Gains	Impairments	Value	Gains	Impairments
	(in millions)
Cash and Cash Equivalents	$22.5	$—	$—	$17.2	$—	$—
Fixed Income Securities:
United States Government	996.1	26.7	(7.1)	981.2	29.7	(3.6)
Corporate Debt	52.4	1.1	(1.9)	58.7	3.8	(1.2)
State and Local Government	8.6	0.6	(0.2)	8.8	0.8	(0.2)
Subtotal Fixed Income Securities	1,057.1	28.4	(9.2)	1,048.7	34.3	(5.0)
Equity Securities – Domestic (a)	1,395.3	766.3	—	1,461.7	868.2	(75.5)
Spent Nuclear Fuel and Decommissioning Trusts	$2,474.9	$794.7	$(9.2)	$2,527.6	$902.5	$(80.5)

(a)
Amount reported as Gross Unrealized Gains includes unrealized gains of $784 million and unrealized losses of $18 million. AEP adopted ASU 2016-01 during the first quarter of 2018 by means of a modified retrospective approach. Due to the adoption of the ASU, Other-Than-Temporary Impairments are no longer applicable to Equity Securities with readily determinable fair values.

The following table provides the securities activity within the decommissioning and SNF trusts:

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Proceeds from Investment Sales	$2,010.0	$2,256.3	$2,957.7
Purchases of Investments	2,064.7	2,300.5	3,000.0
Gross Realized Gains on Investment Sales	47.5	200.7	46.1
Gross Realized Losses on Investment Sales	32.8	146.0	24.4

The base cost of fixed income securities was $1 billion and $1 billion as of December 31, 2018 and 2017, respectively.  The base cost of equity securities was $629 million and $594 million as of December 31, 2018 and 2017, respectively.

The fair value of fixed income securities held in the nuclear trust funds, summarized by contractual maturities, as of December 31, 2018 was as follows:

Fair Value of Fixed
Income Securities
(in millions)
Within 1 year	$359.4
After 1 year through 5 years	358.9
After 5 years through 10 years	176.1
After 10 years	162.7
Total	$1,057.1

Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrants’ financial assets and liabilities that were accounted for at fair value on a recurring basis.  As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.  Management’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.  There have not been any significant changes in management’s valuation techniques.

AEP

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2018

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Other Temporary Investments
Restricted Cash and Other Cash Deposits (a)	$221.5	$—	$—	$9.1	$230.6
Fixed Income Securities – Mutual Funds	104.3	—	—	—	104.3
Equity Securities – Mutual Funds (b)	34.2	—	—	—	34.2
Total Other Temporary Investments	360.0	—	—	9.1	369.1

Risk Management Assets
Risk Management Commodity Contracts (c) (d)	3.8	326.5	340.9	(288.5)	382.7
Cash Flow Hedges:
Commodity Hedges (c)	—	24.1	12.7	(2.7)	34.1
Total Risk Management Assets	3.8	350.6	353.6	(291.2)	416.8

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	12.3	—	—	10.2	22.5
Fixed Income Securities:
United States Government	—	996.1	—	—	996.1
Corporate Debt	—	52.4	—	—	52.4
State and Local Government	—	8.6	—	—	8.6
Subtotal Fixed Income Securities	—	1,057.1	—	—	1,057.1
Equity Securities – Domestic (b)	1,395.3	—	—	—	1,395.3
Total Spent Nuclear Fuel and Decommissioning Trusts	1,407.6	1,057.1	—	10.2	2,474.9

Total Assets	$1,771.4	$1,407.7	$353.6	$(271.9)	$3,260.8

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (d)	$4.2	$327.0	$185.6	$(274.7)	$242.1
Cash Flow Hedges:
Commodity Hedges (c)	—	24.8	36.8	(2.7)	58.9
Fair Value Hedges	—	17.4	—	—	17.4
Total Risk Management Liabilities	$4.2	$369.2	$222.4	$(277.4)	$318.4
AEP

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2017

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Other Temporary Investments
Restricted Cash and Other Cash Deposits (a)	$183.2	$—	$—	$36.9	$220.1
Fixed Income Securities – Mutual Funds	102.9	—	—	—	102.9
Equity Securities – Mutual Funds (b)	36.7	—	—	—	36.7
Total Other Temporary Investments	322.8	—	—	36.9	359.7

Risk Management Assets
Risk Management Commodity Contracts (c) (f)	3.9	391.2	274.1	(285.4)	383.8
Cash Flow Hedges:
Commodity Hedges (c)	—	17.3	4.7	—	22.0
Fair Value Hedges	—	2.5	—	—	2.5
Total Risk Management Assets	3.9	411.0	278.8	(285.4)	408.3

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	7.5	—	—	9.7	17.2
Fixed Income Securities:
United States Government	—	981.2	—	—	981.2
Corporate Debt	—	58.7	—	—	58.7
State and Local Government	—	8.8	—	—	8.8
Subtotal Fixed Income Securities	—	1,048.7	—	—	1,048.7
Equity Securities – Domestic (b)	1,461.7	—	—	—	1,461.7
Total Spent Nuclear Fuel and Decommissioning Trusts	1,469.2	1,048.7	—	9.7	2,527.6

Total Assets	$1,795.9	$1,459.7	$278.8	$(238.8)	$3,295.6

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (f)	$5.1	$392.5	$196.9	$(285.0)	$309.5
Cash Flow Hedges:
Commodity Hedges (c)	—	23.9	41.6	—	65.5
Fair Value Hedges	—	8.6	—	—	8.6
Total Risk Management Liabilities	$5.1	$425.0	$238.5	$(285.0)	$383.6

AEP Texas
Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2018

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding	$156.7	$—	$—	$—	$156.7

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c)	$—	$0.7	$—	$(0.5)	$0.2

December 31, 2017

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding	$155.2	$—	$—	$—	$155.2

Risk Management Assets
Risk Management Commodity Contracts (c)	—	0.5	—	—	0.5

Total Assets	$155.2	$0.5	$—	$—	$155.7

APCo
Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2018

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding	$25.6	$—	$—	$—	$25.6

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	0.1	59.1	58.3	(59.4)	58.1

Total Assets	$25.7	$59.1	$58.3	$(59.4)	$83.7

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$0.2	$58.4	$0.5	$(58.5)	$0.6

December 31, 2017

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding	$16.3	$—	$—	$—	$16.3

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	52.5	25.1	(51.6)	26.0

Total Assets	$16.3	$52.5	$25.1	$(51.6)	$42.3

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$51.2	$0.4	$(50.1)	$1.5

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2018

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$42.1	$10.3	$(43.2)	$9.2

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	12.3	—	—	10.2	22.5
Fixed Income Securities:
United States Government	—	996.1	—	—	996.1
Corporate Debt	—	52.4	—	—	52.4
State and Local Government	—	8.6	—	—	8.6
Subtotal Fixed Income Securities	—	1,057.1	—	—	1,057.1
Equity Securities – Domestic (b)	1,395.3	—	—	—	1,395.3
Total Spent Nuclear Fuel and Decommissioning Trusts	1,407.6	1,057.1	—	10.2	2,474.9

Total Assets	$1,407.6	$1,099.2	$10.3	$(33.0)	$2,484.1

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$0.1	$41.2	$1.4	$(42.3)	$0.4

December 31, 2017

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$39.4	$9.1	$(40.2)	$8.3

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	7.5	—	—	9.7	17.2
Fixed Income Securities:
United States Government	—	981.2	—	—	981.2
Corporate Debt	—	58.7	—	—	58.7
State and Local Government	—	8.8	—	—	8.8
Subtotal Fixed Income Securities	—	1,048.7	—	—	1,048.7
Equity Securities – Domestic (b)	1,461.7	—	—	—	1,461.7
Total Spent Nuclear Fuel and Decommissioning Trusts	1,469.2	1,048.7	—	9.7	2,527.6

Total Assets	$1,469.2	$1,088.1	$9.1	$(30.5)	$2,535.9

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$47.6	$1.5	$(45.5)	$3.6

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2018

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding	$27.6	$—	$—	$—	$27.6

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.8	$99.4	$(0.6)	$99.6

December 31, 2017

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$0.6	$—	$—	$0.6

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$—	$132.4	$—	$132.4

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2018

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$—	$10.8	$(0.4)	$10.4

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.3	$1.3	$(0.6)	$1.0

December 31, 2017

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$0.2	$6.4	$(0.2)	$6.4

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$—	$0.2	$(0.2)	$—

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2018

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$—	$5.6	$(0.8)	$4.8

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.4	$3.3	$(1.1)	$2.6

December 31, 2017

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$0.3	$6.7	$(0.6)	$6.4

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$—	$0.8	$(0.6)	$0.2

(a)
Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or third-parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.

(b)	Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(d)
The December 31, 2018 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 2 matures $(4) million in 2019, $1 million in periods 2020-2022, $1 million in periods 2023-2024 and $1 million in periods 2025-2032; Level 3 matures $108 million in 2019, $37 million in periods 2020-2022, $23 million in periods 2023-2024 and $(12) million in periods 2025-2032. Risk management commodity contracts are substantially comprised of power contracts.

(e)	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(f)
The December 31, 2017 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(1) million in 2018; Level 2 matures $(3) million in 2018 and $2 million in periods 2022-2023; Level 3 matures $59 million in 2018, $33 million in periods 2019-2021, $14 million in periods 2022-2023 and $(29) million in periods 2024-2032.  Risk management commodity contracts are substantially comprised of power contracts.

(g)	Substantially comprised of power contracts for the Registrant Subsidiaries.

There were no transfers between Level 1 and Level 2 during the years ended December 31, 2018, 2017 and 2016.
The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2018	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2017	$40.3	$24.7	$7.6	$(132.4)	$6.2	$5.9
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	148.9	104.1	14.2	1.8	18.1	(4.8)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	9.8	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	15.7	—	—	—	—	—
Settlements	(214.0)	(127.9)	(21.3)	4.6	(24.3)	(2.1)
Transfers into Level 3 (d) (e)	15.8	—	—	—	—	—
Transfers out of Level 3 (e)	(1.6)	—	(0.3)	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (f)	116.3	56.9	8.7	26.6	9.5	3.3
Balance as of December 31, 2018	$131.2	$57.8	$8.9	$(99.4)	$9.5	$2.3

Year Ended December 31, 2017	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2016	$2.5	$1.4	$2.8	$(119.0)	$0.7	$0.7
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	37.3	17.2	4.0	(1.4)	3.1	6.0
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	33.6	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(18.8)	—	—	—	—	—
Settlements	(50.6)	(18.9)	(7.1)	7.4	(3.8)	(6.8)
Transfers into Level 3 (d) (e)	16.2	—	—	—	—	—
Transfers out of Level 3 (e)	(10.1)	—	—	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (f)	30.2	25.0	7.9	(19.4)	6.2	6.0
Balance as of December 31, 2017	$40.3	$24.7	$7.6	$(132.4)	$6.2	$5.9

Year Ended December 31, 2016	AEP	APCo (a)	I&M (a)	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2015	$146.9	$11.7	$4.3	$15.9	$0.6	$0.8
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	42.8	25.6	7.1	(3.0)	(1.0)	7.7
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	26.1	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(23.0)	—	—	—	—	—
Settlements	(71.4)	(37.5)	(11.1)	6.2	0.4	(8.4)
Transfers into Level 3 (d) (e)	13.3	—	—	—	—	—
Transfers out of Level 3 (e)	(2.6)	0.1	0.1	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (f)	(129.6)	1.5	2.4	(138.1)	0.7	0.6
Balance as of December 31, 2016	$2.5	$1.4	$2.8	$(119.0)	$0.7	$0.7

(a)	Includes both affiliated and nonaffiliated transactions.

(b)	Included in revenues on the statements of income.

(c)	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(d)	Represents existing assets or liabilities that were previously categorized as Level 2.

(e)	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(f)	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities or accounts payable.
The following tables quantify the significant unobservable inputs used in developing the fair value of Level 3 positions:

Significant Unobservable Inputs
December 31, 2018
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$257.1	$212.5	Discounted Cash Flow	Forward Market Price (a)	$(0.05)	$176.57	$33.07
Natural Gas Contracts	—	2.5	Discounted Cash Flow	Forward Market Price (b)	2.18	3.54	2.47
FTRs	96.5	7.4	Discounted Cash Flow	Forward Market Price (a)	(11.68)	17.79	1.09
Total	$353.6	$222.4

Significant Unobservable Inputs
December 31, 2017
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$225.1	$233.7	Discounted Cash Flow	Forward Market Price (a)	$(0.05)	$263.00	$36.32
Natural Gas Contracts	—	0.2	Discounted Cash Flow	Forward Market Price (b)	2.37	2.96	2.62
FTRs	53.7	4.6	Discounted Cash Flow	Forward Market Price (a)	(55.62)	54.88	0.41
Total	$278.8	$238.5

Significant Unobservable Inputs
December 31, 2018
APCo

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$2.4	$0.5	Discounted Cash Flow	Forward Market Price	$16.82	$62.65	$37.00
FTRs	55.9	—	Discounted Cash Flow	Forward Market Price	0.10	15.16	3.27
Total	$58.3	$0.5

Significant Unobservable Inputs
December 31, 2017
APCo

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$0.8	$0.4	Discounted Cash Flow	Forward Market Price	$20.52	$195.00	$33.80
FTRs	24.3	—	Discounted Cash Flow	Forward Market Price	(0.36)	7.15	1.62
Total	$25.1	$0.4

Significant Unobservable Inputs
December 31, 2018
I&M

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$1.4	$0.9	Discounted Cash Flow	Forward Market Price	$16.82	$62.65	$37.00
FTRs	8.9	0.5	Discounted Cash Flow	Forward Market Price	(2.11)	6.21	1.06
Total	$10.3	$1.4

Significant Unobservable Inputs
December 31, 2017
I&M

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$0.5	$0.3	Discounted Cash Flow	Forward Market Price	$20.52	$195.00	$33.80
FTRs	8.6	1.2	Discounted Cash Flow	Forward Market Price	(0.36)	5.75	0.86
Total	$9.1	$1.5

Significant Unobservable Inputs
December 31, 2018
OPCo

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
Energy Contracts	$—	$99.4	Discounted Cash Flow	Forward Market Price	$26.29	$62.74	$42.50

Significant Unobservable Inputs
December 31, 2017
OPCo

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
Energy Contracts	$—	$132.4	Discounted Cash Flow	Forward Market Price	$30.52	$170.43	$44.62

Significant Unobservable Inputs
December 31, 2018
PSO

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$10.8	$1.3	Discounted Cash Flow	Forward Market Price	$(11.68)	$10.30	$(1.40)

Significant Unobservable Inputs
December 31, 2017
PSO

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$6.4	$0.2	Discounted Cash Flow	Forward Market Price	$(6.62)	$1.41	$(0.76)

Significant Unobservable Inputs
December 31, 2018
SWEPCo

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Natural Gas Contracts	$—	$2.5	Discounted Cash Flow	Forward Market Price (b)	$2.18	$3.54	$2.47
FTRs	5.6	0.8	Discounted Cash Flow	Forward Market Price (a)	(11.68)	10.30	(1.40)
Total	$5.6	$3.3

Significant Unobservable Inputs
December 31, 2017
SWEPCo

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Natural Gas Contracts	$—	$0.2	Discounted Cash Flow	Forward Market Price (b)	$2.37	$2.96	$2.62
FTRs	6.7	0.6	Discounted Cash Flow	Forward Market Price (a)	(6.62)	1.41	(0.76)
Total	$6.7	$0.8

(a)	Represents market prices in dollars per MWh.

(b)	Represents market prices in dollars per MMBtu.

The following table provides sensitivity of fair value measurements to increases (decreases) in significant unobservable inputs related to Energy Contracts, Natural Gas Contracts and FTRs for the Registrants as of December 31, 2018 and 2017:

Sensitivity of Fair Value Measurements

Significant Unobservable Input	Position	Change in Input	Impact on Fair Value Measurement
Forward Market Price	Buy	Increase (Decrease)	Higher (Lower)
Forward Market Price	Sell	Increase (Decrease)	Lower (Higher)